Taxation - Summary of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes - Non-PRC	$ (13,952)	$ (36,577)
Loss before income taxes - PRC	(9,673)	(4,754)
Loss before income tax	$ (23,625)	$ (41,331)